January 24, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:     Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (“Registrant”)
(File Nos. 333-62270 and 811-10399)

Ladies and Gentlemen:

As administrator on behalf of the Registrant, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 108 under the 1933 Act and Amendment No. 110 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of adding disclosure related to certain scheduled variations in, and eliminations of, Class A and Class C sales charges for specific intermediaries for Henderson European Focus Fund (“European Focus Fund”), a series of the Trust.

The only change to the disclosure in this Amendment since the staff last reviewed the European Focus Fund is the disclosure set forth in Appendix A to the Prospectus, “Waivers and Discounts Available from Intermediaries.”  In accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, the Registrant is requesting selective review of the changes only.

The staff last reviewed the disclosure for the European Focus Fund in Post-Effective Amendment No. 92 under the 1933 Act and Amendment No. 94 under the 1940 Act filed via EDGAR on September 30, 2015 (Accession No. 0000891804-15-000724).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

Enclosures

cc: C. Golden